Average Annual Total Returns{- Fidelity® Series Commodity Strategy Fund} - 07.31 Fidelity Series Commodity Strategy Fund Series PRO-08 - Fidelity® Series Commodity Strategy Fund	Fidelity Series Commodity Strategy Fund-Default Return Before Taxes Past 1 year	Fidelity Series Commodity Strategy Fund-Default Return Before Taxes Past 5 years	Fidelity Series Commodity Strategy Fund-Default Return Before Taxes Past 10 years	Fidelity Series Commodity Strategy Fund-Default After Taxes on Distributions Past 1 year	Fidelity Series Commodity Strategy Fund-Default After Taxes on Distributions Past 5 years	Fidelity Series Commodity Strategy Fund-Default After Taxes on Distributions Past 10 years	Fidelity Series Commodity Strategy Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Series Commodity Strategy Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Series Commodity Strategy Fund-Default After Taxes on Distributions and Sales Past 10 years	DJ010 Past 1 year	DJ010 Past 5 years	DJ010 Past 10 years
Total	(3.11%)	0.73%	(6.96%)	(3.30%)	(0.06%)	(7.88%)	(1.85%)	0.23%	(4.86%)	(3.12%)	1.03%	(6.50%)